LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2012
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2011	2012
	RMB	RMB

Land use rights	36,569	36,399
Accumulated amortization	(3,475)	(4,081)

Land use rights, net	33,094	32,318